Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	OvaScience, Inc.
Entity Central Index Key	0001544227
Document Type	S-4
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Entity Filer Category	Accelerated Filer